Organization and Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Leasehold improvements
Property and equipment
Estimated useful lives	5 years
Furniture and equipment | Minimum
Property and equipment
Estimated useful lives	3 years
Furniture and equipment | Maximum
Property and equipment
Estimated useful lives	20 years
Buildings
Property and equipment
Estimated useful lives	40 years
Building Improvements | Minimum
Property and equipment
Estimated useful lives	5 years
Building Improvements | Maximum
Property and equipment
Estimated useful lives	25 years
Land Improvements | Minimum
Property and equipment
Estimated useful lives	2 years
Land Improvements | Maximum
Property and equipment
Estimated useful lives	25 years